UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-04764

BNY Mellon Opportunistic Municipal Securities Fund
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	04/30
Date of reporting period:	10/31/19

FORM N-CSR

Item 1.          Reports to Stockholders.

BNY Mellon Opportunistic Municipal Securities Fund

SEMIANNUAL REPORT October 31, 2019

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon Opportunistic Municipal Securities Fund	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon Opportunistic Municipal Securities Fund (formerly, Dreyfus Municipal Bond Opportunity Fund), covering the six-month period from May 1, 2019 through October 31, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. equity markets experienced periods of volatility during the reporting period, caused in part by concerns over slowing global growth and trade tensions. Prior to the start of the period, stocks enjoyed steady gains, as investors responded favorably to comments from the U.S. Federal Reserve (the “Fed”). However, the momentum shifted in May 2019, and equity securities began the six months by losing ground. The first month of the period brought increased trade tensions between the U.S. and China and renewed anxiety over moderating global economic growth rates. Markets resumed their upward trajectory in June and July of 2019, when a trade deal appeared more likely, and the pace of U.S. economic growth remained steady. Nevertheless, concerns continued to emerge over slowing global growth, resulting in bouts of market volatility in August 2019. But stocks rebounded in September and continued an upward path through most of October 2019, supported in part by central bank policy and consistent consumer spending.

In fixed-income markets, indices generally rose during the reporting period, as mixed economic data and the Fed’s new data-dependent stance regarding future policy moves suggested the economy could be slowing. Markets had been expecting a loosening of monetary policy, and at the end of July 2019, the Fed cut the federal funds rate by 25 basis points. The Fed cut rates again in September and October, for a total 75-basis-point reduction in the federal funds rate during the six months. Concerns about the pace of global economic growth also fueled demand for fixed-income instruments during much of the reporting period, resulting in positive bond market returns.

We remain optimistic on the near-term economic outlook for the U.S. but will monitor relevant data for any signs of a change. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
November 15, 2019

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from May 1, 2019 through October 31, 2019, as provided by Daniel Rabasco and Jeffrey Burger, portfolio managers

Market and Fund Performance Overview

For the six-month period ended October 31, 2019, BNY Mellon Opportunistic Municipal Securities Fund’s (formerly, Dreyfus Municipal Bond Opportunity Fund) Class A shares produced a total return of 3.85%, Class C shares returned 3.44%, Class I shares returned 3.99%, Class Y shares returned 3.99% and Class Z shares returned 3.88%.1 In comparison, the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”), the fund’s benchmark index, achieved a total return of 3.54% for the same period.2

Municipal bonds during the reporting period benefited from strong supply-and-demand dynamics. While the fund’s Class C shares lagged the Index, Class A, I, Y and Z shares outperformed the Index, largely due to favorable security selection.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal income tax. Typically, the fund invests substantially all of its assets in such municipal bonds. The fund invests at least 70% of its assets in municipal bonds rated, at the time of purchase, investment grade (i.e., Baa/BBB or higher) or the unrated equivalent as determined by BNY Mellon Investment Adviser, Inc. (the “Adviser”). For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by the Adviser. The dollar-weighted average maturity of the fund’s portfolio normally exceeds ten years, but the fund may invest without regard to maturity or duration.

The fund’s portfolio managers focus on identifying undervalued sectors and securities and minimize the use of interest-rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market, and by actively trading among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Strong Demand, Manageable Supply Drove Municipal Bonds

The municipal bond market benefited from strong demand, slowing economic momentum and three interest-rate cuts by the Federal Reserve (the “Fed”). A flight to quality, driven by concerns about global growth and Brexit, was also advantageous.

Robust demand continued as investors in states with high income-tax rates sought to reduce their exposure to federal income taxes, which rose due to a cap on the federal

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

deductibility of state and local taxes imposed by the Tax Cuts and Jobs Act of 2017. Banks and property and casualty insurance companies also returned to the market to some extent. Mixed economic data was also advantageous for the market, as it made the relative safety of municipal bonds more appealing, and led the Fed to cut the federal funds rate by a quarter point three times during the reporting period.

The performance of the market benefited from a reach for yield as investors favored longer-term issues, causing the municipal bond yield curve to flatten during the period. The quest for yield also caused lower-quality issues to outperform higher-quality issues.

Supply remained largely in line with last year’s volume, and this may have been affected somewhat by the elimination of advance refunding and by an increase in issuance in the taxable municipal bond market. In the past, advance refunding allowed issuers to replace higher-yielding tax-exempt debt with lower-yielding tax-exempt debt. Without advance refunding, some entities have taken advantage of low yields by issuing taxable debt instead of tax-exempt debt.

Generally, fundamentals in the municipal bond market remained healthy during the reporting period. Steady but slower economic growth supported tax revenues, fiscal balances and “rainy day” funds. Some issuers even made larger contributions to their pension funds, improving their funded status.

Security Selection Drove Fund Results

The fund’s performance versus the Index was assisted during the reporting period by security selection, particularly in the education, health care, and water and sewer segments of the market. An overweight to revenue bonds versus general obligation bonds was also additive. The fund also maintained a longer duration relative to the Index, which contributed positively to returns as well.

On the other hand, the fund’s selections in transportation and special tax segments hindered performance somewhat. The fund did not make use of derivatives during the reporting period.

A Positive Investment Posture

We expect demand for municipal bonds to remain strong due to the ongoing need of retail investors in high-tax states to shelter income from federal taxes. We also anticipate that municipal-bond supply will grow somewhat, given the low rate environment. States appear to be well prepared for any economic downturn that occurs in the near term, though they still face long-term challenges with pension obligations. We believe credit spreads will remain tight as investors continue to reach for yield, but that volatility could rise if the Fed moves in response to rising inflation. We do not anticipate a Fed move in the near term; however, employment continues to be robust, with unemployment at record-low levels, and wage growth has picked up, raising the prospect of an increase in inflation. One risk to this outlook is a deterioration in trade relations, which could derail the economy’s momentum.

We expect to keep the fund’s duration long relative to the Index as the municipal bond yield curve is steeper than the Treasury yield curve, offering more attractive yields. We will continue to focus on revenue bonds, particularly in the health care, airport and essential services segments.

November 15, 2019

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I, Class Y, and Class Z are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.

2 Source: Lipper Inc. — The Bloomberg Barclays U.S. Municipal Bond Index covers the U.S.-dollar-denominated, long-term, tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality or state in which the fund invests may have an impact on the fund’s share price.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Opportunistic Municipal Securities Fund from May 1, 2019 to October 31, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended October 31, 2019

	Class A	Class C	Class I	Class Y	Class Z
Expense paid per $1,000†	$3.74	$7.72	$2.41	$2.41	$3.43
Ending value (after expenses)	$1,038.50	$1,034.40	$1,039.90	$1,039.90	$1,038.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended October 31, 2019

	Class A	Class C	Class I	Class Y	Class Z
Expense paid per $1,000†	$3.71	$7.66	$2.39	$2.39	$3.41
Ending value (after expenses)	$1,021.47	$1,017.55	$1,022.77	$1,022.77	$1,021.77

†  Expenses are equal to the fund’s annualized expense ratio of .73% for Class A, 1.51% for Class C, .47% for Class I, .47% for Class Y and .67% for Class Z, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
October 31, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - .7%
Collateralized Municipal-Backed Securities - .7%
Arizona Industrial Development Authority, Revenue Bonds, Ser. A	3.63	5/20/2033	1,050,000		1,163,033
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificate, Revenue Bonds, Ser. M048	3.15	1/15/2036	1,250,000		1,342,388
Total Bonds and Notes (cost $2,411,545)			2,505,421

Long-Term Municipal Investments - 98.9%
Alabama - 4.2%
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. B	5.00	7/1/2043	2,500,000		2,923,300
Black Belt Energy Gas District, Revenue Bonds, Ser. B1, 1 Month LIBOR x .67 +.90%	2.26	12/1/2023	1,405,000	[a]	1,394,139
Jefferson County, Revenue Bonds, Refunding	5.00	9/15/2032	1,000,000		1,204,530
Jefferson County, Revenue Bonds, Refunding, (Insured; Assured Guaranty Municipal Corp.) Ser. C	0/6.6	10/1/2042	7,835,000	[b]	7,620,948
University of Alabama at Birmingham, Revenue Bonds, Ser. B	4.00	10/1/2035	2,000,000		2,316,360
				15,459,277
Arizona - 2.6%
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services) Ser. A	5.00	11/15/2048	1,500,000		1,704,135
La Paz County Industrial Development Authority, Revenue Bonds (Charter School Solutions) Ser. A	5.00	2/15/2046	2,000,000	[c]	2,206,500
Maricopa County Industrial Development Authority, Revenue Bonds (Banner Health) Ser. A	5.00	1/1/2041	1,175,000		1,406,029
Maricopa County Industrial Development Authority, Revenue Bonds (Benjamin Franklin Charter School)	6.00	7/1/2038	2,750,000	[c]	3,183,867

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Arizona - 2.6% (continued)
The Phoenix Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A	5.00	7/1/2046	1,000,000	[c] 1,065,770
				9,566,301
California - 4.7%
California, GO	5.00	10/1/2030	4,500,000	5,767,875
California, GO, Refunding	5.00	4/1/2033	2,710,000	3,479,938
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Sutter Health) Ser. B	5.00	11/15/2046	2,500,000	2,964,825
Sacramento North Natomas Community Facilities District No. 4, Special Tax Bonds, Refunding, Ser. E	5.00	9/1/2030	1,500,000	1,684,410
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. B	5.00	5/1/2041	1,500,000	1,738,110
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. E	5.00	5/1/2050	1,500,000	1,798,620
				17,433,778
Colorado - 5.9%
Colorado Educational & Cultural Facilities Authority, Revenue Bonds (Johnson & Wales University) Ser. A	5.00	4/1/2031	1,360,000	1,469,970
Colorado Health Facilities Authority, Revenue Bonds (Children's Hospital Colorado Project) Ser. A	5.00	12/1/2041	2,500,000	2,910,100
Colorado Health Facilities Authority, Revenue Bonds (Covenant Retirement Communities)	5.00	12/1/2043	2,000,000	2,315,600
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Adventist Health System Obligated Group)	5.00	11/19/2026	2,500,000	3,067,800
Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health) Ser. A	4.00	8/1/2049	1,250,000	1,337,525
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Sisters of Charity of Leavenworth Health System) Ser. A	4.00	1/1/2037	2,000,000	2,286,640
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2048	3,000,000	3,552,300

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Colorado - 5.9% (continued)
Denver City & County Airport System, Revenue Bonds, Ser. A	5.50	11/15/2027	3,065,000	3,541,516
E-470 Public Highway Authority, Revenue Bonds, Refunding, Ser. C	5.38	9/1/2026	1,000,000	1,031,930
				21,513,381
Connecticut - 1.8%
Connecticut, GO, Ser. A	5.00	10/15/2025	3,000,000	3,405,450
Connecticut Development Authority, Revenue Bonds (Aquarion Water Co. Project)	5.50	4/1/2021	3,000,000	3,148,050
				6,553,500
District of Columbia - .8%
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding	5.00	10/1/2035	1,500,000	1,802,925
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2035	1,000,000	1,181,810
				2,984,735
Florida - 3.9%
Broward County Airport System, Revenue Bonds	5.00	10/1/2037	1,560,000	1,851,564
Escambia County, Revenue Bonds	5.00	10/1/2046	2,000,000	2,368,440
Miami Beach, Revenue Bonds, Refunding	5.00	9/1/2047	2,500,000	2,725,025
Miami Beach Redevelopment Agency, Tax Allocation Bonds, Refunding	5.00	2/1/2033	1,000,000	1,127,830
Miami-Dade County Seaport Department, Revenue Bonds, Ser. A	5.50	10/1/2042	2,500,000	2,826,650
Palm Bay, Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	0.00	10/1/2020	425,000	[d] 419,836
Palm Beach County Health Facilities Authority, Revenue Bonds (Baptist Health South Florida)	4.00	8/15/2049	1,250,000	1,370,850
Pinellas County Health Facilities Authority, Revenue Bonds, Refunding (BayCare Health) (Insured; National Public Finance Guarantee Corp.) Ser. A2	2.52	11/15/2023	650,000	[e] 650,000
Port of Palm Beach District, Revenue Bonds, Refunding (Insured; XL Capital Assurance)	0.00	9/1/2023	1,000,000	[d] 892,830
				14,233,025

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Georgia - 2.3%
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Unis 3&4 Project)	5.00	1/1/2037	1,100,000	1,308,967
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Project One) Ser. A	5.00	1/1/2028	2,500,000	2,963,275
Private Colleges & Universities Authority, Revenue Bonds, Refunding (Emory University) Ser. A	5.00	10/1/2043	2,200,000	2,485,208
The Atlanta Development Authority, Revenue Bonds (Georgia Proton Treatment Center) Ser. A1	7.00	1/1/2040	1,500,000	1,592,895
				8,350,345
Illinois - 14.0%
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2033	1,000,000	1,195,870
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	12/1/2030	1,500,000	1,811,715
Chicago Board of Education, Revenue Bonds	5.00	4/1/2046	1,000,000	1,131,970
Chicago II Wastewater Transmission, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2033	2,490,000	2,780,309
Chicago II Waterworks, Waterworks Second Lien Revenue Bonds	5.00	11/1/2025	1,925,000	2,212,383
Chicago O'Hare International Airport, Customer Facility Charge Senior Lien Revenue Bonds	5.75	1/1/2043	3,750,000	4,215,600
Chicago O'Hare International Airport, General Airport Revenue Bonds, Refunding, Ser. A	5.00	1/1/2034	2,100,000	2,390,745
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2048	1,500,000	1,776,270
Chicago Park District, GO, Refunding, Ser. C (Limited Tax)	5.00	1/1/2027	2,030,000	2,270,738
Cook County, Revenue Bonds, Refunding	5.00	11/15/2035	2,500,000	2,980,650
Greater Chicago Metropolitan Water Reclamation District, GO (Green Bond) Ser. A	5.00	12/1/2044	2,000,000	2,243,900
Illinois, Revenue Bonds (Insured; Build America Mutual) Ser. A	5.00	6/15/2030	2,000,000	2,367,740
Illinois, Revenue Bonds, Refunding	5.00	6/15/2024	2,500,000	2,725,400

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Illinois - 14.0% (continued)
Illinois Finance Authority, Revenue Bonds (Advocate Health Care Network)	5.00	6/1/2027	5,230,000	5,868,321
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System) Ser. A	5.00	11/15/2045	1,000,000	1,120,830
Illinois Finance Authority, Revenue Bonds, Refunding (Rush University Medical Center) Ser. A	5.00	11/15/2033	3,000,000	3,451,140
Illinois Finance Authority, Revenue Bonds, Refunding, Ser. A	6.00	7/1/2043	2,500,000	2,816,575
Illinois Municipal Electric Agency, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2032	1,500,000	1,746,390
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Project) Ser. B	5.00	12/15/2028	2,000,000	2,141,440
Railsplitter Tobacco Settlement Authority, Revenue Bonds	5.00	6/1/2026	2,320,000	2,807,757
Regional Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	6.00	6/1/2025	1,000,000	1,196,410
				51,252,153
Indiana - 1.6%
Indiana Finance Authority, Revenue Bonds, Refunding	5.00	3/1/2039	1,400,000	1,465,604
Indiana Finance Authority, Revenue Bonds, Refunding (Community Health Network) Ser. A	5.00	5/1/2042	4,000,000	4,356,080
				5,821,684
Iowa - 1.3%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)	5.25	12/1/2025	1,000,000	1,088,880
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)	5.88	12/1/2027	1,520,000	[c] 1,597,733
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project) Ser. B	5.25	12/1/2037	1,765,000	1,912,272
				4,598,885
Kansas - .5%
Kansas Development Finance Authority, Revenue Bonds (Village Shalom Project) Ser. B	4.00	11/15/2025	1,700,000	1,774,035

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Kentucky - 3.4%
Kentucky Economic Development Finance Authority, Revenue Bonds, Refunding (Louisville Arena Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2045	2,000,000	2,338,240
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	4/1/2024	3,250,000	3,544,092
Kentucky Public Energy Authority, Revenue Bonds, Ser. B	4.00	1/1/2025	6,000,000	6,639,600
				12,521,932
Louisiana - 2.6%
Louisiana Public Facilities Authority, Revenue Bonds (Franciscan Missionaries of Our Lady Health System Project) Ser. A	5.00	7/1/2047	1,500,000	1,738,275
Louisiana Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	5/15/2035	1,500,000	1,646,055
New Orleans Aviation Board, Revenue Bonds (Parking Facilities) (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/2048	1,250,000	1,487,562
New Orleans Aviation Board, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2036	1,135,000	1,365,257
New Orleans Aviation Board, Revenue Bonds, Ser. B	5.00	1/1/2040	2,175,000	2,439,219
St. John the Baptist, Revenue Bonds, Refunding (Marathon Oil)	2.20	7/1/2026	1,000,000	1,003,450
				9,679,818
Maine - .6%
Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Maine General Medical Center)	7.50	7/1/2032	2,000,000	2,182,620
Massachusetts - 1.7%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2027	1,750,000	2,144,082
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2033	1,250,000	1,524,475
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2044	1,000,000	1,186,020

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Massachusetts - 1.7% (continued)
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. K	5.25	7/1/2029	1,220,000	1,301,752
				6,156,329
Michigan - 5.2%
Great Lakes Water Authority Water Supply System, Revenue Bonds, Ser. B	5.00	7/1/2046	3,000,000	3,499,230
Karegnondi Water Authority, Revenue Bonds, Refunding	5.00	11/1/2041	1,000,000	1,169,390
Lansing Board of Water & Light, Revenue Bonds, Ser. A	5.50	7/1/2041	1,500,000	1,598,370
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2031	2,500,000	2,886,575
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. D1	5.00	7/1/2037	2,000,000	2,267,620
Michigan Strategic Fund, Revenue Bonds	5.00	6/30/2033	3,900,000	4,763,538
Michigan Strategic Fund, Revenue Bonds, Refunding (Genesee Power Station Project)	7.50	1/1/2021	1,700,000	1,698,266
Wayne County Airport Authority, Revenue Bonds, Ser. D	5.00	12/1/2045	1,000,000	1,154,790
				19,037,779
Missouri - .6%
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (CoxHealth) Ser. A	5.00	11/15/2029	2,000,000	2,359,220
Nebraska - .6%
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2037	2,000,000	2,339,440
Nevada - .5%
Clark County, GO	5.00	11/1/2038	520,000	584,917
Reno, Revenue Bonds, Refunding (Reno Transportation Rail Access Project)	5.00	6/1/2048	1,070,000	1,282,021
				1,866,938
New Jersey - 5.8%
Essex County Improvement Authority, Revenue Bonds	5.25	7/1/2045	2,500,000	[c] 2,558,125

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
New Jersey - 5.8% (continued)
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. NN	5.00	3/1/2028	1,000,000		1,090,270
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. WW	5.25	6/15/2029	1,000,000		1,151,130
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. WW	5.25	6/15/2031	2,100,000		2,401,287
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.25	6/15/2027	1,000,000		1,157,250
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Stockton University) Ser. A	5.00	7/1/2041	1,000,000		1,158,110
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Inspira Health Obligated Group)	5.00	7/1/2037	1,600,000		1,916,816
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. BB	5.00	6/15/2044	2,000,000		2,285,420
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	2,000,000		2,279,320
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2036	2,000,000		2,379,100
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	2,500,000		2,907,975
				21,284,803
New York - 4.4%
New York Counties Tobacco Trust V, Revenue Bonds, Ser. S2	0.00	6/1/2050	4,400,000	[d]	673,860
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	2,500,000	[c]	2,758,850
New York Liberty Development Corp., Revenue Bonds, Refunding (Goldman Sachs Headquarters)	5.25	10/1/2035	1,000,000		1,364,930
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	3/15/2035	3,000,000		3,490,050
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	2/15/2043	3,100,000		3,422,276

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
New York - 4.4% (continued)
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	2,500,000	2,764,975
New York Transportation Development Corp., Revenue Bonds, Refunding (American Airlines)	5.00	8/1/2026	700,000	734,538
TSASC, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2048	815,000	811,284
				16,020,763
North Carolina - .3%
North Carolina Medical Care Commission, Revenue Bonds, Ser. A	5.00	1/1/2038	1,000,000	1,160,690
Ohio - 2.1%
Allen County Hospital Facilities, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2042	4,500,000	4,815,270
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.25	2/15/2047	1,000,000	1,148,340
Ohio, Revenue Bonds, Refunding (Lease Appropriations-Adult Correctional Building Fund Projects) Ser. A	5.00	10/1/2037	1,430,000	1,743,284
				7,706,894
Pennsylvania - 8.8%
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding, Ser. A	4.00	7/15/2035	1,250,000	1,420,338
Allentown City School District, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	2/1/2030	1,000,000	1,256,750
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2030	2,000,000	2,470,660
Delaware Valley Regional Finance Authority, Revenue Bonds, Ser. C, 1 Month MUNIPSA +.53%	1.65	9/1/2023	3,000,000	[a] 3,002,970
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities)	5.00	11/15/2036	3,500,000	4,076,940
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A	5.00	12/1/2042	2,000,000	2,188,020
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A1	5.00	12/1/2036	3,250,000	3,839,745

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Pennsylvania - 8.8% (continued)
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.00	12/1/2042	3,995,000		4,319,474
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.25	12/1/2048	4,000,000		4,884,880
The Philadelphia School District, GO, Ser. A	5.00	9/1/2044	3,000,000		3,587,610
The Philadelphia School District, GO, Ser. A	5.00	9/1/2038	1,000,000		1,200,940
				32,248,327
South Carolina - 1.5%
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper Project) Ser. B	5.13	12/1/2043	5,000,000		5,582,550
Tennessee - .5%
Tennessee Energy Acquisition Corp., Revenue Bonds	4.00	11/1/2025	1,750,000		1,931,125
Texas - 10.7%
Austin Water & Wastewater System, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2043	3,305,000		3,680,316
Clifton Higher Education Finance Corp., Revenue Bonds (International American Education Federation) Ser. D	5.75	8/15/2033	4,500,000		5,013,000
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2031	3,825,000		4,381,040
Dallas Love Field, Revenue Bonds	5.00	11/1/2034	3,500,000		4,062,800
Garland Electric Utility System, Revenue Bonds, Refunding	5.00	3/1/2044	1,500,000		1,832,685
Love Field Airport Modernization Corp., Revenue Bonds (Southwest Airlines Project)	5.00	11/1/2022	2,000,000		2,205,740
Lower Colorado River Authority, Revenue Bonds, Refunding	5.00	5/15/2039	3,000,000		3,305,730
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services) Ser. A	4.00	5/15/2049	1,000,000		1,097,200
Lubbock Electric Light & Power System, Revenue Bonds	5.00	4/15/2048	2,475,000		2,956,165
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)	4.63	10/1/2031	1,000,000	[c]	1,084,240
North Texas Tollway Authority, Revenue Bonds, Refunding	5.00	1/1/2048	1,000,000		1,187,120

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Texas - 10.7% (continued)
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2039	4,000,000	4,673,240
San Antonio Electric & Gas Systems, Revenue Bonds	5.00	2/1/2043	3,500,000	3,850,490
				39,329,766
U.S. Related - .4%
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. L	5.25	7/1/2041	1,400,000	1,562,890
Utah - 1.0%
Salt Lake City, Revenue Bonds, Ser. A	5.00	7/1/2034	3,000,000	3,589,860
Virginia - 1.0%
Virginia Small Business Financing Authority, Revenue Bonds (95 Express Lanes)	5.00	7/1/2034	1,700,000	1,817,606
Winchester Economic Development Authority, Revenue Bonds, Refunding (Valley Health System)	5.00	1/1/2035	1,560,000	1,815,715
				3,633,321
Washington - 1.6%
Port of Seattle, Revenue Bonds	5.00	4/1/2029	2,380,000	3,004,821
Washington State Convention Center Public Facilities District, Revenue Bonds	5.00	7/1/2058	2,450,000	2,903,323
				5,908,144
West Virginia - 1.4%
West Virginia University, Revenue Bonds (West Virginia University Projects) Ser. B	5.00	10/1/2036	5,000,000	5,294,150

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Wisconsin - .6%
Public Finance Authority, Revenue Bonds, Refunding (Renown Regional Medical Center) Ser. A	5.00	6/1/2040	2,000,000	2,317,200
Total Long-Term Municipal Investments (cost $340,449,078)			363,255,658
Total Investments (cost $342,860,623)			99.6%	365,761,079
Cash and Receivables (Net)			0.4%	1,541,111
Net Assets			100.0%	367,302,190

a Variable rate security—rate shown is the interest rate in effect at period end.

b Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2019, these securities were valued at $14,455,085 or 3.94% of net assets.

d Security issued with a zero coupon. Income is recognized through the accretion of discount.

e Auction Rate Security—interest rate is reset periodically under an auction process that is conducted by an auction agent. Rate shown is the interest rate in effect at period end.

Portfolio Summary (Unaudited) †	Value (%)
General	15.7
Medical	15.3
Airport	10.7
Education	9.9
Transportation	8.8
Water	7.7
General Obligation	4.5
Tobacco Settlement	4.3
Power	4.3
Development	4.1
Nursing Homes	3.4
Utilities	3.0
School District	2.5
Facilities	1.8
Special Tax	1.3
Pollution	1.2
Multifamily Housing	.7
Student Loan	.4
99.6

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
EURIBOR	Euro Interbank Offered Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LIBOR	London Interbank Offered Rate	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	NAN	Note Anticipation Notes
MERLOTS	Municipal Exempt Receipts Liquidity Option Tender	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PRIME	Prime Lending Rate
PUTTERS	Puttable Tax-Exempt Receipts	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RIB	Residual Interest Bonds	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SOFRRATE	Secured Overnight Financing Rate
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	342,860,623	365,761,079
Cash		1,354,374
Interest receivable		4,751,172
Receivable for shares of Beneficial Interest subscribed		1,186,977
Prepaid expenses		54,540
		373,108,142
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		198,298
Payable for investment securities purchased		5,298,750
Payable for shares of Beneficial Interest redeemed		249,913
Trustees fees and expenses payable		4,262
Other accrued expenses		54,729
		5,805,952
Net Assets ($)		367,302,190
Composition of Net Assets ($):
Paid-in capital		343,469,549
Total distributable earnings (loss)		23,832,641
Net Assets ($)		367,302,190

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	150,375,853	5,504,205	35,501,152	41,661	175,879,319
Shares Outstanding	11,358,296	414,764	2,680,621	3,147	13,284,058
Net Asset Value Per Share ($)	13.24	13.27	13.24	13.24	13.24

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2019 (Unaudited)

Investment Income ($):
Interest Income	6,448,972
Expenses:
Management fee—Note 3(a)	638,131
Shareholder servicing costs—Note 3(c)	454,613
Professional fees	53,135
Registration fees	43,066
Distribution fees—Note 3(b)	21,525
Trustees’ fees and expenses—Note 3(d)	14,416
Prospectus and shareholders’ reports	11,685
Loan commitment fees—Note 2	4,638
Custodian fees—Note 3(c)	1,200
Miscellaneous	18,915
Total Expenses	1,261,324
Investment Income—Net	5,187,648
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	899,796
Net change in unrealized appreciation (depreciation) on investments	7,703,653
Net Realized and Unrealized Gain (Loss) on Investments	8,603,449
Net Increase in Net Assets Resulting from Operations	13,791,097

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2019 (Unaudited)	Year Ended April 30, 2019
Operations ($):
Investment income—net	5,187,648	10,281,117
Net realized gain (loss) on investments	899,796	2,476,450
Net change in unrealized appreciation (depreciation) on investments	7,703,653	6,561,615
Net Increase (Decrease) in Net Assets Resulting from Operations	13,791,097	19,319,182
Distributions ($):
Distributions to shareholders:
Class A	(2,108,859)	(4,363,195)
Class C	(58,503)	(123,286)
Class I	(473,505)	(604,493)
Class Y	(640)	(869)
Class Z	(2,549,512)	(5,295,246)
Total Distributions	(5,191,019)	(10,387,089)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	5,834,208	6,183,454
Class C	323,391	1,103,622
Class I	9,612,020	17,255,365
Class Y	-	30,000
Class Z	1,300,958	2,852,938
Distributions reinvested:
Class A	1,741,133	3,599,588
Class C	47,734	97,941
Class I	469,358	599,485
Class Z	2,058,811	4,255,343
Cost of shares redeemed:
Class A	(7,626,979)	(17,922,801)
Class C	(804,646)	(1,348,654)
Class I	(1,777,293)	(5,776,431)
Class Z	(6,960,344)	(17,191,619)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	4,218,351	(6,261,769)
Total Increase (Decrease) in Net Assets	12,818,429	2,670,324
Net Assets ($):
Beginning of Period	354,483,761	351,813,437
End of Period	367,302,190	354,483,761

	Six Months Ended October 31, 2019 (Unaudited)	Year Ended April 30, 2019
Capital Share Transactions (Shares):
Class Aa
Shares sold	440,884	488,547
Shares issued for distributions reinvested	131,760	283,746
Shares redeemed	(577,347)	(1,414,144)
Net Increase (Decrease) in Shares Outstanding	(4,703)	(641,851)
Class Ca
Shares sold	24,595	87,229
Shares issued for distributions reinvested	3,604	7,700
Shares redeemed	(60,797)	(106,503)
Net Increase (Decrease) in Shares Outstanding	(32,598)	(11,574)
Class I
Shares sold	728,616	1,370,633
Shares issued for distributions reinvested	35,493	47,198
Shares redeemed	(134,538)	(457,311)
Net Increase (Decrease) in Shares Outstanding	629,571	960,520
Class Y
Shares sold	-	2,400
Net Increase (Decrease) in Shares Outstanding	-	2,400
Class Z
Shares sold	98,311	225,215
Shares issued for distributions reinvested	155,793	335,413
Shares redeemed	(527,825)	(1,357,812)
Net Increase (Decrease) in Shares Outstanding	(273,721)	(797,184)

[a] During the period ended October 31, 2019, 171 Class C shares representing $2,250 were automatically converted for 172 Class A shares and during the period ended April 30, 2019, 1,768 Class C shares representing $22,448 were automatically converted for 1,772 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2019		Year Ended April 30,
Class A Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	12.93	12.60	12.76	13.24	12.96	12.65
Investment Operations:
Investment income—net[a]	.19	.37	.38	.39	.42	.44
Net realized and unrealized gain (loss) on investments	.31	.34	(.16)	(.48)	.28	.30
Total from Investment Operations	.50	.71	.22	(.09)	.70	.74
Distributions:
Dividends from investment income—net	(.19)	(.37)	(.38)	(.39)	(.42)	(.43)
Dividends from net realized gain on investments	−	(.01)	−	−	−	−
Total Distributions	(.19)	(.38)	(.38)	(.39)	(.42)	(.43)
Net asset value, end of period	13.24	12.93	12.60	12.76	13.24	12.96
Total Return (%)[b]	3.85[c]	5.70	1.72	(.70)	5.52	5.94
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.73[d]	.86	.93	.94	.92	.93
Ratio of net expenses to average net assets	.73[d]	.86	.93	.94	.92	.93
Ratio of interest and expense related to floating rate notes issued to average net assets	−	−	−	−	.00[e]	.01
Ratio of net investment income to average net assets	2.81[d]	2.94	2.97	2.99	3.27	3.38
Portfolio Turnover Rate	7.95[c]	27.39	26.94	20.93	18.85	16.18
Net Assets, end of period ($ x 1,000)	150,376	146,875	151,312	165,492	183,052	186,078

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

e Amount represents less than .01%.

See notes to financial statements.

Six Months Ended
October 31, 2019		Year Ended April 30,
Class C Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	12.96	12.63	12.79	13.27	12.99	12.68
Investment Operations:
Investment income—net[a]	.14	.27	.28	.29	.33	.34
Net realized and unrealized gain (loss) on investments	.31	.34	(.16)	(.48)	.28	.30
Total from Investment Operations	.45	.61	.12	(.19)	.61	.64
Distributions:
Dividends from investment income—net	(.14)	(.27)	(.28)	(.29)	(.33)	(.33)
Dividends from net realized gain on investments	−	(.01)	−	−	−	−
Total Distributions	(.14)	(.28)	(.28)	(.29)	(.33)	(.33)
Net asset value, end of period	13.27	12.96	12.63	12.79	13.27	12.99
Total Return (%)[b]	3.44[c]	4.87	.94	(1.45)	4.74	5.11
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.51d	1.65	1.70	1.71	1.69	1.69
Ratio of net expenses to average net assets	1.51[d]	1.65	1.70	1.71	1.69	1.69
Ratio of interest and expense related to floating rate notes issued to average net assets	−	−	−	−	.00[e]	.01
Ratio of net investment income to average net assets	2.04[d]	2.15	2.20	2.23	2.53	2.59
Portfolio Turnover Rate	7.95[c]	27.39	26.94	20.93	18.85	16.18
Net Assets, end of period ($ x 1,000)	5,504	5,796	5,798	9,736	10,307	8,490

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

e Amount represents less than .01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2019		Year Ended April 30,
Class I Shares	(Unaudited)	2019	2018	2017[a]
Per Share Data ($):
Net asset value, beginning of period	12.93	12.61	12.77	13.39
Investment Operations:
Investment income—net[b]	.20	.40	.40	.24
Net realized and unrealized gain (loss) on investments	.31	.33	(.15)	(.58)
Total from Investment Operations	.51	.73	.25	(.34)
Distributions:
Dividends from investment income—net	(.20)	(.40)	(.41)	(.28)
Dividends from net realized gain on investments	−	(.01)	−	−
Total Distributions	(.20)	(.41)	(.41)	(.28)
Net asset value, end of period	13.24	12.93	12.61	12.77
Total Return (%)	3.99[c]	5.88	1.96	(2.56)C
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.47d	.62	.70	.75[d]
Ratio of net expenses to average net assets	.47[d]	.62	.70	.75[d]
Ratio of net investment income to average net assets	3.06d	3.17	3.19	3.35[d]
Portfolio Turnover Rate	7.95[c]	27.39	26.94	20.93
Net Assets, end of period ($ x 1,000)	35,501	26,521	13,751	5,393

a From August 31, 2016 (commencement of initial offering) to April 30, 2017.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

Six Months Ended
October 31, 2019			Year Ended April 30,
Class Y Shares	(Unaudited)	2019	2018	2017[a]
Per Share Data ($):
Net asset value, beginning of period	12.93	12.61	12.77	13.39
Investment Operations:
Investment income—net[b]	.20	.42	.41	.25
Net realized and unrealized gain (loss) on investments	.31	.31	(.17)	(.63)
Total from Investment Operations	.51	.73	.24	(.38)
Distributions:
Dividends from investment income—net	(.20)	(.40)	(.40)	(.24)
Dividends from net realized gain on investments	−	(.01)	−	−
Total Distributions	(.20)	(.41)	(.40)	(.24)
Net asset value, end of period	13.24	12.93	12.61	12.77
Total Return (%)	3.99[c]	5.85	1.93	(2.87)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.47[d]	.62	.70	.86[d]
Ratio of net expenses to average net assets	.47[d]	.62	.70	.86[d]
Ratio of net investment income to average net assets	3.07d	3.22	3.17	2.90[d]
Portfolio Turnover Rate	7.95[c]	27.39	26.94	20.93
Net Assets, end of period ($ x 1,000)	42	41	9	10

a From August 31, 2016 (commencement of initial offering) to April 30, 2017.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2019		Year Ended April 30,
Class Z Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	12.93	12.60	12.76	13.24	12.96	12.65
Investment Operations:
Investment income—net[a]	.19	.38	.39	.40	.43	.44
Net realized and unrealized gain (loss) on investments	.31	.34	(.16)	(.49)	.28	.31
Total from Investment Operations	.50	.72	.23	(.09)	.71	.75
Distributions::
Dividends from investment income—net	(.19)	(.38)	(.39)	(.39)	(.43)	(.44)
Dividends from net realized gain on investments	−	(.01)	−	−	−	−
Total Distributions	(.19)	(.39)	(.39)	(.39)	(.43)	(.44)
Net asset value, end of period	13.24	12.93	12.60	12.76	13.24	12.96
Total Return (%)	3.88[b]	5.75	1.79	(.65)	5.57	6.00
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.67[c]	.81	.87	.89	.87	.87
Ratio of net expenses to average net assets	.67[c]	.81	.87	.89	.87	.87
Ratio of interest and expense related to floating rate notes issued to average net assets	−	−	−	−	.00[d]	.01
Ratio of net investment income to average net assets	2.86[c]	2.99	3.03	3.05	3.32	3.43
Portfolio Turnover Rate	7.95[b]	27.39	26.94	20.93	18.85	16.18
Net Assets, end of period ($ x 1,000)	175,879	175,252	180,942	199,730	215,695	216,573

a Based on average shares outstanding.

b Not annualized.

c Annualized.

d Amount represents less than .01%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Opportunistic Municipal Securities Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified open-ended management investment company. The fund’s investment objective is to seek to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective June 3, 2019, the fund changed its name from Dreyfus Municipal Bond Opportunity Fund to BNY Mellon Opportunistic Municipal Securities Fund. In addition, The Dreyfus Corporation, the fund’s investment adviser, changed its name to “BNY Mellon Investment Adviser, Inc.”, MBSC Securities Corporation, the fund’s distributor, changed its name to “BNY Mellon Securities Corporation” and Dreyfus Transfer, Inc., the fund’s transfer agent, changed its name to “BNY Mellon Transfer, Inc.”

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class T, Class Y and Class Z. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of October 31, 2019, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of outstanding shares of Class Y shares of the fund.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2019 in valuing the fund’s investments:

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Assets ($)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities:†
Collateralized Municipal-Backed Securities		2,505,421		2,505,421
Municipal Securities	−	363,255,658	−	363,255,658

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2019, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended April 30, 2019 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2019 was as follows: tax exempt income $10,202,806 and ordinary income $184,283. The tax character of current year distributions will be determined at the end of the current fiscal year.

(e) New Accounting Pronouncements: Effective June 1, 2019, the fund adopted Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date.

Also effective June 1, 2019, the fund adopted Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that modifies certain disclosure requirements for fair value measurements. The adoption of ASU 2017-08 and ASU 2018-13 had no impact on the operations of the fund for the period ended October 31, 2019.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), a subsidiary of BNY Mellon and an affiliate of the Manager, each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in amount equal to $200 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2019, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended October 31, 2019, the Distributor retained $2,194 from commissions earned on sales of the fund’s Class A shares and $30 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended October 31, 2019, Class C shares were charged $21,525 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets and Class Z shares reimburse the Distributor at an annual rate of .20% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2019, Class A, Class C and Class Z shares were charged $187,461, $7,175 and $177,936, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2019, the fund was charged $41,067 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2019, the fund was charged $1,200 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended October 31, 2019, the fund was charged $2,207 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended October 31, 2019, the fund was charged $6,435 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $108,583, Distribution Plan fees of $3,499, Shareholder Services Plan fees of $62,942, custodian fees of $4,554, Chief Compliance Officer fees of $4,504 and transfer agency fees of $14,214.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2019, amounted to $35,806,353 and $28,662,044, respectively.

At October 31, 2019, accumulated net unrealized appreciation on investments was $22,900,456 consisting of $23,097,239 gross unrealized appreciation and $196,783 gross unrealized depreciation.

At October 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on August 6, 2019, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended June 30, 2019, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds. The Board discussed with representatives of the Adviser and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was above the Performance Group median for all periods and at or above the Performance Universe median for all periods except for the three- and ten-year periods when performance was below the Performance Universe median. The Board also considered that the fund’s yield performance was below the Performance Group median for eight of the ten one-year periods and above the Performance Universe median for seven of the ten one-year periods ended June 30th. The Board considered the relative proximity of the fund’s total return and yield performance to the Performance Group and/or Performance Universe median in certain periods when performance was below median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was below the Expense Group median (lowest in the Expense Group) and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser, or the primary employer of the fund’s primary portfolio manager(s) that is affiliated with the Adviser, for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by the Adviser. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board generally was satisfied with the fund’s overall performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

NOTES

NOTES

For More Information

BNY Mellon Opportunistic Municipal Securities Fund
240 Greenwich Street
New York, NY 10286

Adviser
BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: PTEBX Class C: DMBCX Class I: DMBVX Class Y: DMBYX Class Z: DMBZX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonim.com/us

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2019 BNY Mellon Securities Corporation 0022SA1019

Item 2.          Code of Ethics.

                       Not applicable.

Item 3.          Audit Committee Financial Expert.

                       Not applicable.

Item 4.          Principal Accountant Fees and Services.

                       Not applicable.

Item 5.          Audit Committee of Listed Registrants.

                       Not applicable.

Item 6.          Investments.

(a)                  Not applicable.

Item 7.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                       Not applicable.

Item 8.          Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.          Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                       Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                       There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.       Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.       Exhibits.

(a)(1)                    Not applicable.

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)     Not applicable.

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Opportunistic Municipal Securities Fund

By:         /s/ Renee LaRoche-Morris

               Renee LaRoche-Morris

               President (Principal Executive Officer)

Date:      December 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

               Renee LaRoche-Morris

               President (Principal Executive Officer)

Date:      December 20, 2019

By:         /s/ James Windels

               James Windels

               Treasurer (Principal Financial Officer)

Date:      December 20, 2019

EXHIBIT INDEX

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)